General Information (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ₪ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ₪ / shares
General Information [Abstract]
Ordinary shares, par value | ₪ / shares		₪ 0.4		₪ 0.4
Accumulated deficit | $	$ (132,427)		$ (127,107)